Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Note 9 - Subsequent Events

The Company was notified by its lender in October 2011 (the “Lender”) for the Company’s United States Department of Agriculture (the “USDA”) loan guarantee application that the USDA sent the Lender notice that they are currently ineligible to participate in the USDA Biorefinery Assistance Program.  The USDA has offered to meet with the Lender and the Company in order to provide further explanation as to its decision and to allow the Lender and the Company the opportunity to provide any new information and potential alternatives for the USDA’s consideration.

The Company plans to continue to work with the USDA and the Lender in order to satisfy the loan guarantee application requirements which may include the substitution of another lender.

On October 13, 2011 the Company formed SucreSource LLC, a wholly owned subsidiary of BlueFire Renewables, Inc in the state of Nevada. To date SucreSource, LLC does not have any operations.

On November 10, 2011, the Company obtained a line of credit in the amount of $40,000 from its Chairman/Chief Executive Officer and majority shareholder to provide additional liquidity to the Company as needed, at his sole discretion. Under the terms of the note, the Company is to repay any principal balance and interest, at 12% per annum, within 30 days of receiving qualified investment financing of $100,000 or more. As of November 11, 2011, the outstanding balance on the line of credit is approximately $19,000.

Subsequent to September 30, 2011 the Company has issued 431,956 shares of common stock for $65,000 under the Purchase Agreement with LPC.

NOTE 12 – SUBSEQUENT EVENTS

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share. The warrants contain a provision in which the exercise price will be adjusted for future issuances of common stock at prices lower than the current exercise price. We also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement must be declared effective by March 31, 2011, LPC has no intention at this time of terminating the Purchase Agreement. After the SEC has declared effective the registration statement related to the transaction, we have the right, in our sole discretion, over a 30-month period to sell our shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million. There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $9.85 million of future additional funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC.  LPC shall not have the right or the obli gation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock.  In consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 shares pro rata as LPC purchases up to the remaining $9.85 million. The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us.  Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.  The proceeds received by the Company under the purchase agreement are expected to be used for general working capital purposes. The Company is currently determining the accounting impact of the transaction.